Superannuation commitments - Significant assumptions (Details)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Australia
Superannuation commitments
Discount rate	5.80%	5.80%
Salary increases	3.60%	3.20%
Inflation rate (pensioners received inflationary increase)	2.60%	2.20%
Life expectancy of a 60-year-old male	31 years 8 months 12 days	31 years 6 months
Life expectancy of a 60-year-old female	34 years 3 months 18 days	34 years 1 month 6 days
Overseas
Superannuation commitments
Life expectancy of a 60-year-old female	29 years 7 months 6 days
Overseas | Minimum
Superannuation commitments
Discount rate	5.10%	4.30%
Salary increases	3.00%	3.00%
Inflation rate (pensioners received inflationary increase)	2.00%	2.00%
Life expectancy of a 60-year-old male	27 years 6 months	27 years 4 months 24 days
Life expectancy of a 60-year-old female		29 years 6 months
Overseas | Maximum
Superannuation commitments
Discount rate	5.50%	5.20%
Salary increases	4.00%	4.30%
Inflation rate (pensioners received inflationary increase)	3.30%	3.50%
Life expectancy of a 60-year-old male	27 years 10 months 24 days	28 years 2 months 12 days
Life expectancy of a 60-year-old female		29 years 10 months 24 days
Parent Entity | Australia
Superannuation commitments
Discount rate	5.80%	5.80%
Salary increases	3.60%	3.20%
Inflation rate (pensioners received inflationary increase)	2.60%	2.20%
Life expectancy of a 60-year-old male	31 years 8 months 12 days	31 years 6 months
Life expectancy of a 60-year-old female	34 years 3 months 18 days	34 years 1 month 6 days
Parent Entity | Overseas
Superannuation commitments
Life expectancy of a 60-year-old female	29 years 7 months 6 days
Parent Entity | Overseas | Minimum
Superannuation commitments
Discount rate	5.10%	4.30%
Salary increases	3.00%	3.00%
Inflation rate (pensioners received inflationary increase)	2.00%	2.00%
Life expectancy of a 60-year-old male	27 years 6 months	27 years 4 months 24 days
Life expectancy of a 60-year-old female		29 years 6 months
Parent Entity | Overseas | Maximum
Superannuation commitments
Discount rate	5.50%	5.20%
Salary increases	4.00%	4.30%
Inflation rate (pensioners received inflationary increase)	3.30%	3.50%
Life expectancy of a 60-year-old male	27 years 10 months 24 days	28 years 2 months 12 days
Life expectancy of a 60-year-old female		29 years 10 months 24 days